Financial Instruments - Summary of Derivative Instrument Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Details) - Level 3 - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Time-charter swap
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value asset - beginning of the period	$ 0	$ 1,345	$ 875	$ 0
Settlements	0	(1,096)	(1,106)	(1,222)
Realized and unrealized gain	0	1,305	231	2,776
Fair value asset - at the end of the period	0	1,554	0	1,554
Stock purchase warrant
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value asset - beginning of the period	0	916	287	5,164
Realized and unrealized gain	0	(199)	(287)	(4,447)
Fair value asset - at the end of the period	$ 0	$ 717	$ 0	$ 717